Northern Lights Fund Trust III

The Covered Bridge Fund

Incorporated herein by reference is the definitive version of the Prospectus for The Covered Bridge Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 8, 2018, (SEC Accession 0001580642-18-000758).